Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
May 31, 2023
Z5I-NPRT1-0723
1.9881568.106
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	648,581	10,202,179
Verizon Communications, Inc.	382,145	13,615,826
		23,818,005
Entertainment - 1.4%
Activision Blizzard, Inc.	64,803	5,197,201
Electronic Arts, Inc.	23,704	3,034,112
Live Nation Entertainment, Inc. (a)	12,971	1,036,902
Netflix, Inc. (a)	40,523	16,015,905
Take-Two Interactive Software, Inc. (a)	14,426	1,986,893
The Walt Disney Co. (a)	166,223	14,620,975
Warner Bros Discovery, Inc. (a)	201,069	2,268,058
		44,160,046
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	541,987	66,593,943
Class C (a)	472,390	58,278,754
Match Group, Inc. (a)	25,425	877,163
Meta Platforms, Inc. Class A (a)	202,523	53,611,889
		179,361,749
Media - 0.8%
Charter Communications, Inc. Class A (a)	9,583	3,125,495
Comcast Corp. Class A	382,765	15,061,803
DISH Network Corp. Class A (a)	22,937	147,485
Fox Corp.:
Class A	27,130	846,456
Class B	12,417	362,701
Interpublic Group of Companies, Inc.	35,345	1,314,481
News Corp.:
Class A	34,526	632,171
Class B	10,897	201,377
Omnicom Group, Inc.	18,445	1,626,665
Paramount Global Class B (b)	45,934	698,656
		24,017,290
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	53,897	7,397,363
TOTAL COMMUNICATION SERVICES		278,754,453
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.1%
Aptiv PLC (a)	24,648	2,170,996
BorgWarner, Inc.	21,281	943,387
		3,114,383
Automobiles - 1.8%
Ford Motor Co.	356,248	4,274,976
General Motors Co.	126,896	4,112,699
Tesla, Inc. (a)	244,718	49,905,342
		58,293,017
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	811,186	97,812,808
eBay, Inc.	49,355	2,099,562
Etsy, Inc. (a)	11,456	928,509
		100,840,879
Distributors - 0.1%
Genuine Parts Co.	12,822	1,909,580
LKQ Corp.	23,081	1,217,523
Pool Corp.	3,558	1,125,146
		4,252,249
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (a)	3,529	8,853,449
Caesars Entertainment, Inc. (a)	19,534	801,089
Carnival Corp. (a)	91,342	1,025,771
Chipotle Mexican Grill, Inc. (a)	2,513	5,218,219
Darden Restaurants, Inc.	11,073	1,755,292
Domino's Pizza, Inc.	3,220	933,317
Expedia, Inc. (a)	13,452	1,287,491
Hilton Worldwide Holdings, Inc.	24,243	3,299,957
Las Vegas Sands Corp. (a)	29,903	1,648,552
Marriott International, Inc. Class A	24,481	4,107,667
McDonald's Corp.	66,645	19,001,156
MGM Resorts International	28,627	1,124,755
Norwegian Cruise Line Holdings Ltd. (a)	38,317	569,007
Royal Caribbean Cruises Ltd. (a)	19,970	1,616,971
Starbucks Corp.	104,577	10,210,898
Wynn Resorts Ltd.	9,381	925,905
Yum! Brands, Inc.	25,478	3,278,764
		65,658,260
Household Durables - 0.4%
D.R. Horton, Inc.	28,428	3,037,248
Garmin Ltd.	13,947	1,438,633
Lennar Corp. Class A	23,063	2,470,509
Mohawk Industries, Inc. (a)	4,832	444,737
Newell Brands, Inc.	33,954	282,158
NVR, Inc. (a)	275	1,527,411
PulteGroup, Inc.	20,542	1,357,415
Whirlpool Corp.	4,972	642,830
		11,200,941
Leisure Products - 0.0%
Hasbro, Inc.	11,871	704,544
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	5,408	394,189
AutoZone, Inc. (a)	1,707	4,074,336
Bath & Body Works, Inc.	20,837	734,296
Best Buy Co., Inc.	17,909	1,301,447
CarMax, Inc. (a)	14,370	1,037,658
Lowe's Companies, Inc.	55,019	11,065,971
O'Reilly Automotive, Inc. (a)	5,673	5,124,478
Ross Stores, Inc.	31,331	3,246,518
The Home Depot, Inc.	92,734	26,285,452
TJX Companies, Inc.	105,135	8,073,317
Tractor Supply Co.	10,049	2,106,170
Ulta Beauty, Inc. (a)	4,629	1,897,103
		65,340,935
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	113,328	11,928,905
Ralph Lauren Corp.	3,750	398,663
Tapestry, Inc.	21,493	860,150
VF Corp.	30,173	519,579
		13,707,297
TOTAL CONSUMER DISCRETIONARY		323,112,505
CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	16,638	1,027,729
Constellation Brands, Inc. Class A (sub. vtg.)	14,771	3,588,910
Keurig Dr. Pepper, Inc.	77,317	2,406,105
Molson Coors Beverage Co. Class B	17,099	1,057,573
Monster Beverage Corp.	69,316	4,063,304
PepsiCo, Inc.	125,321	22,852,284
The Coca-Cola Co.	354,148	21,128,470
		56,124,375
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	40,376	20,654,747
Dollar General Corp.	20,343	4,090,774
Dollar Tree, Inc. (a)	18,917	2,551,525
Kroger Co.	59,268	2,686,618
Sysco Corp.	46,184	3,230,571
Target Corp.	41,882	5,483,610
Walgreens Boots Alliance, Inc.	65,123	1,977,786
Walmart, Inc.	127,603	18,741,053
		59,416,684
Food Products - 1.1%
Archer Daniels Midland Co.	49,778	3,516,816
Bunge Ltd.	13,627	1,262,405
Campbell Soup Co.	18,254	922,740
Conagra Brands, Inc.	43,367	1,512,207
General Mills, Inc.	53,655	4,515,605
Hormel Foods Corp.	26,355	1,008,079
Kellogg Co.	23,292	1,555,207
Lamb Weston Holdings, Inc.	13,091	1,455,719
McCormick & Co., Inc. (non-vtg.)	22,812	1,955,673
Mondelez International, Inc.	124,054	9,106,804
The Hershey Co.	13,374	3,473,228
The J.M. Smucker Co.	9,703	1,422,363
The Kraft Heinz Co.	72,454	2,769,192
Tyson Foods, Inc. Class A	25,980	1,315,627
		35,791,665
Household Products - 1.4%
Church & Dwight Co., Inc.	22,189	2,051,373
Colgate-Palmolive Co.	75,993	5,652,359
Kimberly-Clark Corp.	30,707	4,123,336
Procter & Gamble Co.	214,665	30,589,763
The Clorox Co.	11,238	1,777,627
		44,194,458
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	21,078	3,878,984
Tobacco - 0.6%
Altria Group, Inc.	162,460	7,216,473
Philip Morris International, Inc.	141,057	12,696,541
		19,913,014
TOTAL CONSUMER STAPLES		219,319,180
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	91,539	2,494,438
Halliburton Co.	82,258	2,356,692
Schlumberger Ltd.	129,229	5,534,878
		10,386,008
Oil, Gas & Consumable Fuels - 3.8%
APA Corp.	29,242	929,311
Chevron Corp.	161,871	24,381,010
ConocoPhillips Co.	111,361	11,058,147
Coterra Energy, Inc.	71,737	1,667,885
Devon Energy Corp.	59,475	2,741,798
Diamondback Energy, Inc.	16,722	2,126,202
EOG Resources, Inc.	53,448	5,734,436
EQT Corp.	33,392	1,161,040
Exxon Mobil Corp.	374,705	38,287,357
Hess Corp.	25,249	3,198,291
Kinder Morgan, Inc.	180,003	2,899,848
Marathon Oil Corp.	57,763	1,280,028
Marathon Petroleum Corp.	41,311	4,333,937
Occidental Petroleum Corp.	66,162	3,814,901
ONEOK, Inc.	40,668	2,304,249
Phillips 66 Co.	42,402	3,884,447
Pioneer Natural Resources Co.	21,618	4,311,494
Targa Resources Corp.	20,596	1,401,558
The Williams Companies, Inc.	110,828	3,176,330
Valero Energy Corp.	35,079	3,754,856
		122,447,125
TOTAL ENERGY		132,833,133
FINANCIALS - 12.4%
Banks - 3.0%
Bank of America Corp.	635,083	17,648,957
Citigroup, Inc.	176,237	7,810,824
Citizens Financial Group, Inc.	44,803	1,155,021
Comerica, Inc.	11,874	428,651
Fifth Third Bancorp	62,178	1,509,060
Huntington Bancshares, Inc.	131,307	1,353,775
JPMorgan Chase & Co.	266,898	36,220,728
KeyCorp	84,897	792,938
M&T Bank Corp.	15,404	1,835,541
PNC Financial Services Group, Inc.	36,488	4,226,405
Regions Financial Corp.	84,993	1,467,829
Truist Financial Corp.	120,728	3,678,582
U.S. Bancorp	126,771	3,790,453
Wells Fargo & Co.	346,728	13,803,242
Zions Bancorp NA (b)	13,601	371,171
		96,093,177
Capital Markets - 2.7%
Ameriprise Financial, Inc.	9,581	2,859,641
Bank of New York Mellon Corp.	66,920	2,690,184
BlackRock, Inc. Class A	13,626	8,959,776
Cboe Global Markets, Inc.	9,653	1,278,250
Charles Schwab Corp.	138,787	7,312,687
CME Group, Inc.	32,733	5,851,024
FactSet Research Systems, Inc.	3,480	1,339,417
Franklin Resources, Inc. (b)	26,038	625,172
Goldman Sachs Group, Inc.	30,812	9,980,007
Intercontinental Exchange, Inc.	50,852	5,387,769
Invesco Ltd.	41,502	596,799
MarketAxess Holdings, Inc.	3,428	933,821
Moody's Corp.	14,335	4,542,475
Morgan Stanley	118,878	9,719,465
MSCI, Inc.	7,275	3,423,106
NASDAQ, Inc.	30,844	1,707,215
Northern Trust Corp.	18,961	1,363,675
Raymond James Financial, Inc.	17,634	1,593,232
S&P Global, Inc.	29,954	11,005,998
State Street Corp.	31,753	2,159,839
T. Rowe Price Group, Inc.	20,405	2,186,600
		85,516,152
Consumer Finance - 0.5%
American Express Co.	54,174	8,589,829
Capital One Financial Corp.	34,690	3,615,045
Discover Financial Services	24,293	2,495,863
Synchrony Financial	39,742	1,230,412
		15,931,149
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	163,942	52,638,497
Fidelity National Information Services, Inc.	53,987	2,946,071
Fiserv, Inc. (a)	57,783	6,482,675
FleetCor Technologies, Inc. (a)	6,708	1,519,697
Global Payments, Inc.	23,936	2,338,308
Jack Henry & Associates, Inc.	6,639	1,015,037
MasterCard, Inc. Class A	76,772	28,023,315
PayPal Holdings, Inc. (a)	102,941	6,381,313
Visa, Inc. Class A	147,858	32,681,054
		134,025,967
Insurance - 2.0%
AFLAC, Inc.	50,949	3,271,435
Allstate Corp.	23,930	2,595,209
American International Group, Inc.	67,598	3,571,202
Aon PLC	18,691	5,762,248
Arch Capital Group Ltd. (a)	33,661	2,346,172
Arthur J. Gallagher & Co.	19,303	3,866,970
Assurant, Inc.	4,787	574,392
Brown & Brown, Inc.	21,387	1,333,052
Chubb Ltd.	37,769	7,017,480
Cincinnati Financial Corp.	14,302	1,380,143
Everest Re Group Ltd.	3,901	1,326,418
Globe Life, Inc.	8,243	850,513
Hartford Financial Services Group, Inc.	28,671	1,964,537
Lincoln National Corp.	13,890	290,579
Loews Corp.	17,741	993,496
Marsh & McLennan Companies, Inc.	45,044	7,800,720
MetLife, Inc.	59,966	2,971,315
Principal Financial Group, Inc.	20,701	1,355,087
Progressive Corp.	53,224	6,807,882
Prudential Financial, Inc.	33,478	2,634,384
The Travelers Companies, Inc.	21,029	3,558,948
W.R. Berkley Corp.	18,537	1,032,140
Willis Towers Watson PLC	9,715	2,126,128
		65,430,450
TOTAL FINANCIALS		396,996,895
HEALTH CARE - 13.6%
Biotechnology - 2.0%
AbbVie, Inc.	160,915	22,199,833
Amgen, Inc.	48,586	10,720,501
Biogen, Inc. (a)	13,102	3,883,564
Gilead Sciences, Inc.	113,464	8,729,920
Incyte Corp. (a)	16,859	1,037,671
Moderna, Inc. (a)	30,062	3,839,218
Regeneron Pharmaceuticals, Inc. (a)	9,782	7,195,248
Vertex Pharmaceuticals, Inc. (a)	23,393	7,569,273
		65,175,228
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	158,649	16,182,198
Align Technology, Inc. (a)	6,609	1,868,100
Baxter International, Inc.	45,915	1,869,659
Becton, Dickinson & Co.	25,832	6,245,144
Boston Scientific Corp. (a)	130,328	6,709,285
Dentsply Sirona, Inc.	19,580	707,230
DexCom, Inc. (a)	35,160	4,122,862
Edwards Lifesciences Corp. (a)	56,254	4,738,274
GE Healthcare Holding LLC	33,038	2,626,851
Hologic, Inc. (a)	22,434	1,769,818
IDEXX Laboratories, Inc. (a)	7,535	3,502,042
Insulet Corp. (a)	6,319	1,732,986
Intuitive Surgical, Inc. (a)	31,882	9,814,555
Medtronic PLC	121,032	10,016,608
ResMed, Inc.	13,367	2,817,630
STERIS PLC	9,033	1,806,329
Stryker Corp.	30,679	8,454,519
Teleflex, Inc.	4,266	1,001,444
The Cooper Companies, Inc.	4,490	1,668,170
Zimmer Biomet Holdings, Inc.	19,094	2,431,430
		90,085,134
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	14,725	2,505,459
Cardinal Health, Inc.	23,446	1,929,606
Centene Corp. (a)	50,114	3,127,615
Cigna Group	27,177	6,723,862
CVS Health Corp.	116,843	7,948,829
DaVita HealthCare Partners, Inc. (a)	4,961	464,697
Elevance Health, Inc.	21,732	9,732,024
HCA Holdings, Inc.	19,294	5,097,282
Henry Schein, Inc. (a)	12,332	911,335
Humana, Inc.	11,372	5,707,266
Laboratory Corp. of America Holdings	8,061	1,713,204
McKesson Corp.	12,462	4,870,648
Molina Healthcare, Inc. (a)	5,314	1,455,505
Quest Diagnostics, Inc.	10,098	1,339,500
UnitedHealth Group, Inc.	85,018	41,424,170
Universal Health Services, Inc. Class B	5,844	772,168
		95,723,170
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	26,919	3,113,721
Bio-Rad Laboratories, Inc. Class A (a)	1,961	732,139
Bio-Techne Corp.	14,304	1,169,924
Charles River Laboratories International, Inc. (a)	4,634	896,123
Danaher Corp.	59,641	13,694,766
Illumina, Inc. (a)	14,312	2,814,455
IQVIA Holdings, Inc. (a)	16,895	3,326,794
Mettler-Toledo International, Inc. (a)	2,011	2,658,281
Revvity, Inc.	11,489	1,324,911
Thermo Fisher Scientific, Inc.	35,686	18,144,904
Waters Corp. (a)	5,405	1,357,844
West Pharmaceutical Services, Inc.	6,736	2,254,068
		51,487,930
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	193,458	12,466,434
Catalent, Inc. (a)	16,395	610,386
Eli Lilly & Co.	71,760	30,818,050
Johnson & Johnson	237,893	36,887,689
Merck & Co., Inc.	230,698	25,471,366
Organon & Co.	23,278	451,360
Pfizer, Inc.	510,749	19,418,677
Viatris, Inc.	110,261	1,008,888
Zoetis, Inc. Class A	42,406	6,912,602
		134,045,452
TOTAL HEALTH CARE		436,516,914
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	6,152	1,186,782
General Dynamics Corp.	20,477	4,180,994
Howmet Aerospace, Inc.	33,493	1,431,826
Huntington Ingalls Industries, Inc.	3,636	732,218
L3Harris Technologies, Inc.	17,325	3,047,814
Lockheed Martin Corp.	20,675	9,179,907
Northrop Grumman Corp.	13,091	5,701,000
Raytheon Technologies Corp.	133,301	12,282,354
Textron, Inc.	18,984	1,174,540
The Boeing Co. (a)	51,168	10,525,258
TransDigm Group, Inc.	4,719	3,650,854
		53,093,547
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	10,705	1,012,051
Expeditors International of Washington, Inc.	14,477	1,596,958
FedEx Corp.	21,127	4,605,263
United Parcel Service, Inc. Class B	66,407	11,089,969
		18,304,241
Building Products - 0.4%
A.O. Smith Corp.	11,559	739,082
Allegion PLC	7,995	837,396
Carrier Global Corp.	75,892	3,103,983
Johnson Controls International PLC	62,528	3,732,922
Masco Corp.	20,471	989,159
Trane Technologies PLC	20,842	3,402,040
		12,804,582
Commercial Services & Supplies - 0.5%
Cintas Corp.	7,860	3,711,020
Copart, Inc. (a)	39,006	3,416,536
Republic Services, Inc.	18,690	2,647,065
Rollins, Inc.	21,083	828,984
Waste Management, Inc.	33,796	5,472,248
		16,075,853
Construction & Engineering - 0.1%
Quanta Services, Inc.	13,004	2,309,250
Electrical Equipment - 0.5%
AMETEK, Inc.	20,895	3,031,238
Eaton Corp. PLC	36,185	6,364,942
Emerson Electric Co.	51,986	4,038,272
Generac Holdings, Inc. (a)	5,793	630,974
Rockwell Automation, Inc.	10,443	2,909,420
		16,974,846
Ground Transportation - 0.8%
CSX Corp.	191,297	5,867,079
J.B. Hunt Transport Services, Inc.	7,551	1,260,790
Norfolk Southern Corp.	20,725	4,314,531
Old Dominion Freight Lines, Inc.	8,243	2,558,957
Union Pacific Corp.	55,674	10,718,358
		24,719,715
Industrial Conglomerates - 0.8%
3M Co.	50,085	4,673,431
General Electric Co.	99,116	10,063,247
Honeywell International, Inc.	60,795	11,648,322
		26,385,000
Machinery - 1.6%
Caterpillar, Inc.	47,352	9,742,674
Cummins, Inc.	12,856	2,627,895
Deere & Co.	24,605	8,512,838
Dover Corp.	12,710	1,694,624
Fortive Corp.	32,107	2,090,487
IDEX Corp.	6,862	1,366,636
Illinois Tool Works, Inc.	25,260	5,525,120
Ingersoll Rand, Inc.	36,842	2,087,468
Nordson Corp.	4,888	1,065,242
Otis Worldwide Corp.	37,749	3,001,423
PACCAR, Inc.	47,497	3,266,844
Parker Hannifin Corp.	11,670	3,739,535
Pentair PLC	14,978	830,830
Snap-On, Inc.	4,839	1,204,234
Stanley Black & Decker, Inc.	13,454	1,008,646
Westinghouse Air Brake Tech Co.	16,547	1,532,749
Xylem, Inc.	21,738	2,178,148
		51,475,393
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	11,585	520,514
American Airlines Group, Inc. (a)	59,215	875,198
Delta Air Lines, Inc. (a)	58,348	2,119,783
Southwest Airlines Co.	54,079	1,615,340
United Airlines Holdings, Inc. (a)	29,741	1,411,657
		6,542,492
Professional Services - 0.8%
Automatic Data Processing, Inc.	37,702	7,879,341
Broadridge Financial Solutions, Inc.	10,707	1,570,931
Ceridian HCM Holding, Inc. (a)	14,002	866,024
CoStar Group, Inc. (a)	37,005	2,938,197
Equifax, Inc.	11,145	2,325,070
Jacobs Solutions, Inc.	11,526	1,263,250
Leidos Holdings, Inc.	12,433	970,520
Paychex, Inc.	29,189	3,062,802
Paycom Software, Inc.	4,387	1,228,930
Robert Half International, Inc.	9,830	639,147
Verisk Analytics, Inc.	14,229	3,117,716
		25,861,928
Trading Companies & Distributors - 0.2%
Fastenal Co.	51,940	2,796,969
United Rentals, Inc.	6,310	2,106,215
W.W. Grainger, Inc.	4,092	2,655,790
		7,558,974
TOTAL INDUSTRIALS		262,105,821
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	22,521	3,746,143
Cisco Systems, Inc.	373,795	18,566,398
F5, Inc. (a)	5,485	809,476
Juniper Networks, Inc.	29,509	896,188
Motorola Solutions, Inc.	15,214	4,289,131
		28,307,336
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	54,108	4,082,449
CDW Corp.	12,318	2,114,877
Corning, Inc.	69,262	2,133,962
Keysight Technologies, Inc. (a)	16,227	2,625,529
TE Connectivity Ltd.	28,792	3,526,444
Teledyne Technologies, Inc. (a)	4,265	1,657,592
Trimble, Inc. (a)	22,428	1,046,715
Zebra Technologies Corp. Class A (a)	4,696	1,233,029
		18,420,597
IT Services - 1.2%
Accenture PLC Class A	57,301	17,529,522
Akamai Technologies, Inc. (a)	14,304	1,317,684
Cognizant Technology Solutions Corp. Class A	46,312	2,894,037
DXC Technology Co. (a)	20,687	517,796
EPAM Systems, Inc. (a)	5,233	1,342,892
Gartner, Inc. (a)	7,191	2,465,506
IBM Corp.	82,269	10,578,971
VeriSign, Inc. (a)	8,337	1,861,819
		38,508,227
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	146,707	17,342,234
Analog Devices, Inc.	46,121	8,195,240
Applied Materials, Inc.	76,711	10,225,576
Broadcom, Inc.	38,024	30,721,871
Enphase Energy, Inc. (a)	12,368	2,150,548
First Solar, Inc. (a)	9,022	1,831,105
Intel Corp.	376,424	11,834,771
KLA Corp.	12,600	5,581,674
Lam Research Corp.	12,278	7,571,843
Microchip Technology, Inc.	49,844	3,751,259
Micron Technology, Inc.	99,285	6,771,237
Monolithic Power Systems, Inc.	4,072	1,994,914
NVIDIA Corp.	223,837	84,686,491
NXP Semiconductors NV	23,578	4,222,820
onsemi (a)	39,304	3,285,814
Qorvo, Inc. (a)	9,098	884,871
Qualcomm, Inc.	101,455	11,506,012
Skyworks Solutions, Inc.	14,463	1,497,065
SolarEdge Technologies, Inc. (a)	5,086	1,448,645
Teradyne, Inc.	14,167	1,419,392
Texas Instruments, Inc.	82,459	14,337,971
		231,261,353
Software - 10.2%
Adobe, Inc. (a)	41,655	17,403,042
ANSYS, Inc. (a)	7,926	2,564,774
Autodesk, Inc. (a)	19,631	3,914,225
Cadence Design Systems, Inc. (a)	24,961	5,763,745
Fair Isaac Corp. (a)	2,289	1,802,977
Fortinet, Inc. (a)	59,000	4,031,470
Gen Digital, Inc.	51,794	908,467
Intuit, Inc.	25,561	10,713,126
Microsoft Corp.	677,317	222,424,130
Oracle Corp.	139,842	14,814,861
PTC, Inc. (a)	9,692	1,302,605
Roper Technologies, Inc.	9,650	4,383,223
Salesforce, Inc. (a)	90,991	20,325,570
ServiceNow, Inc. (a)	18,471	10,062,631
Synopsys, Inc. (a)	13,868	6,309,385
Tyler Technologies, Inc. (a)	3,788	1,503,684
		328,227,915
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	1,353,273	239,867,623
Hewlett Packard Enterprise Co.	116,618	1,681,632
HP, Inc.	78,629	2,284,959
NetApp, Inc.	19,621	1,301,853
Seagate Technology Holdings PLC	17,466	1,049,707
Western Digital Corp. (a)	29,044	1,124,874
		247,310,648
TOTAL INFORMATION TECHNOLOGY		892,036,076
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	20,208	5,438,781
Albemarle Corp.	10,659	2,062,836
Celanese Corp. Class A	9,078	944,294
CF Industries Holdings, Inc.	17,849	1,097,892
Corteva, Inc.	64,862	3,469,468
Dow, Inc.	64,125	3,128,018
DuPont de Nemours, Inc.	41,680	2,800,479
Eastman Chemical Co.	10,815	833,728
Ecolab, Inc.	22,546	3,721,217
FMC Corp.	11,458	1,192,549
International Flavors & Fragrances, Inc.	23,195	1,792,742
Linde PLC	44,816	15,849,627
LyondellBasell Industries NV Class A	23,105	1,976,402
PPG Industries, Inc.	21,383	2,807,374
Sherwin-Williams Co.	21,457	4,887,475
The Mosaic Co.	30,975	989,961
		52,992,843
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,648	2,248,130
Vulcan Materials Co.	12,090	2,363,595
		4,611,725
Containers & Packaging - 0.2%
Amcor PLC	135,038	1,301,766
Avery Dennison Corp.	7,362	1,186,239
Ball Corp.	28,544	1,460,311
International Paper Co.	32,447	955,240
Packaging Corp. of America	8,434	1,046,069
Sealed Air Corp.	13,222	500,453
WestRock Co.	23,218	650,336
		7,100,414
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	130,052	4,465,986
Newmont Corp.	72,221	2,928,562
Nucor Corp.	23,020	3,040,021
Steel Dynamics, Inc.	15,176	1,394,674
		11,829,243
TOTAL MATERIALS		76,534,225
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	14,329	1,625,768
American Tower Corp.	42,365	7,813,801
AvalonBay Communities, Inc.	12,728	2,214,417
Boston Properties, Inc.	13,025	633,927
Camden Property Trust (SBI)	10,012	1,045,954
Crown Castle International Corp.	39,397	4,460,134
Digital Realty Trust, Inc.	26,159	2,680,251
Equinix, Inc.	8,420	6,277,531
Equity Residential (SBI)	30,986	1,883,949
Essex Property Trust, Inc.	5,882	1,270,865
Extra Space Storage, Inc.	12,184	1,757,786
Federal Realty Investment Trust (SBI)	6,689	589,970
Healthpeak Properties, Inc.	49,706	992,132
Host Hotels & Resorts, Inc.	65,031	1,079,515
Invitation Homes, Inc.	52,850	1,790,558
Iron Mountain, Inc.	26,445	1,412,692
Kimco Realty Corp.	56,228	1,033,471
Mid-America Apartment Communities, Inc.	10,506	1,545,012
Prologis (REIT), Inc.	83,993	10,461,328
Public Storage	14,383	4,074,704
Realty Income Corp.	57,070	3,392,241
Regency Centers Corp.	14,032	789,581
SBA Communications Corp. Class A	9,823	2,178,545
Simon Property Group, Inc.	29,746	3,127,792
UDR, Inc.	28,119	1,115,481
Ventas, Inc.	36,390	1,569,865
VICI Properties, Inc.	91,336	2,825,022
Welltower, Inc.	42,994	3,207,782
Weyerhaeuser Co.	66,671	1,910,791
		74,760,865
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	28,742	2,153,351
TOTAL REAL ESTATE		76,914,216
UTILITIES - 2.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	22,857	1,176,221
American Electric Power Co., Inc.	46,754	3,886,192
Constellation Energy Corp.	29,756	2,500,099
Duke Energy Corp.	70,064	6,256,015
Edison International	34,746	2,346,050
Entergy Corp.	18,512	1,817,878
Evergy, Inc.	20,884	1,208,139
Eversource Energy	31,686	2,193,622
Exelon Corp.	90,408	3,584,677
FirstEnergy Corp.	49,415	1,847,627
NextEra Energy, Inc.	180,814	13,282,596
NRG Energy, Inc.	21,020	710,266
PG&E Corp. (a)	146,505	2,481,795
Pinnacle West Capital Corp.	10,307	796,525
PPL Corp.	66,979	1,754,850
Southern Co.	99,062	6,909,575
Xcel Energy, Inc.	49,793	3,250,985
		56,003,112
Gas Utilities - 0.1%
Atmos Energy Corp.	13,029	1,501,983
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	60,762	1,199,442
Multi-Utilities - 0.8%
Ameren Corp.	23,523	1,907,010
CenterPoint Energy, Inc.	57,279	1,615,841
CMS Energy Corp.	26,494	1,536,122
Consolidated Edison, Inc.	32,295	3,013,124
Dominion Energy, Inc.	75,817	3,812,079
DTE Energy Co.	17,625	1,896,450
NiSource, Inc.	36,921	992,806
Public Service Enterprise Group, Inc.	45,398	2,712,531
Sempra Energy	28,602	4,105,245
WEC Energy Group, Inc.	28,704	2,507,294
		24,098,502
Water Utilities - 0.1%
American Water Works Co., Inc.	17,558	2,536,253
TOTAL UTILITIES		85,339,292
TOTAL COMMON STOCKS (Cost $2,618,917,745)		3,180,462,710

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $498,226)	500,000	498,037

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	16,940,487	16,943,875
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	836,528	836,612
TOTAL MONEY MARKET FUNDS (Cost $17,780,486)		17,780,487

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,637,196,457)	3,198,741,234
NET OTHER ASSETS (LIABILITIES) - 0.2% (g)	7,443,082
NET ASSETS - 100.0%	3,206,184,316

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	123	Jun 2023	25,771,575	709,637	709,637

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,037.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,052,630 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	11,844,757	125,562,165	120,463,047	218,384	-	-	16,943,875	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	1,344,022	3,607,873	4,115,283	2,329	-	-	836,612	0.0%
Total	13,188,779	129,170,038	124,578,330	220,713	-	-	17,780,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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